Share-based compensation - Share Option Activity 2007 Plan and 2015 Long Term Incentive Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aggregate Intrinsic Value
Recognized share-based compensation expense	$ 0	$ 0	$ 1,788,297
2007 Plan [Member]
Number of Options
Granted	0	0
Aggregate Intrinsic Value
Total fair value of options vested	$ 0	$ 0	0
Common stock, closing share price	$ 0.20
Unrecognized compensation cost related to non-vested share-based compensation	$ 0
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding		39,400
Outstanding and Exercisable, December 31, 2023	39,400
Weighted Average Exercise Price
Outstanding		$ 1.21
Outstanding and Exercisable, December 31, 2023	$ 1.21
Weighted Remaining Contractual Life (Years)
Outstanding		1 year 6 months
Outstanding and Exercisable, December 31, 2023	6 months
Aggregate Intrinsic Value
Outstanding		$ 0
Outstanding and Exercisable, December 31, 2023	$ 0
2015 Plan [Member]
Number of Options
Granted	0	0
Exercised		0
Aggregate Intrinsic Value
Exercised		$ 0
Total fair value of options vested	$ 0	$ 0	$ 0
Common stock, closing share price	$ 0.20
Unrecognized compensation cost related to non-vested share-based compensation	$ 0
2015 Plan [Member] | 1.71 (exercise price) [Member]
Number of Options
Outstanding		2,796,734
Forfeited	81,600
Outstanding and Exercisable, December 31, 2023	2,715,134
Weighted Average Exercise Price
Outstanding		$ 1.71
Forfeited	$ 1.71
Outstanding and Exercisable, December 31, 2023	$ 1.71
Weighted Remaining Contractual Life (Years)
Outstanding		2 years 6 months
Outstanding and Exercisable, December 31, 2023	0 years
Aggregate Intrinsic Value
Outstanding		$ 0
Forfeited	$ 0
Outstanding and Exercisable, December 31, 2023	$ 0